Note 25 - Loans and Borrowings - Obligations Under Finance Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Minimum lease payments	$ 3,091	$ 1,062	$ 1,454
Present value of minimum lease payments	2,464	995	1,355
Future finance charges	(627)	(67)	(99)
Total lease obligations	2,464	995	1,355
Not later than one year [member]
Statement Line Items [Line Items]
Minimum lease payments	546	683	695
Present value of minimum lease payments	444	669	641
Later than one year and not later than five years [member]
Statement Line Items [Line Items]
Minimum lease payments	2,546	379	759
Present value of minimum lease payments	$ 2,020	$ 326	$ 714